TRAVELERS SERIES FUND INC.

On behalf of

Smith Barney International All Cap Growth Portfolio

SB Adjustable Rate Income Portfolio

Smith Barney Aggressive Growth Portfolio

Smith Barney Money Market Portfolio

Smith Barney Large Capitalization Growth Portfolio

SUPPLEMENT DATED OCTOBER 26, 2005 TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2005

The following information amends and supercedes, as applicable, the disclosure in the Prospectus and the Statement of Additional Information of the Travelers Series Fund Inc. (the “Company”) with respect to Smith Barney International All Cap Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Aggressive Growth Portfolio and SB Adjustable Rate Income Portfolio (each a “Fund”):

Effective November 1, 2005, the Board of Directors of the Company has approved amendments to the management contracts between each Fund and Smith Barney Fund Management LLC as set forth below:

The management fee payable by Smith Barney International All Cap Growth Portfolio will be calculated in accordance with the following breakpoint schedule with the management fee reduced at breakpoints beginning at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Management Fee
First $1 Billion	0.850%
Next $1 Billion	0.825%
Next $3 Billion	0.800%
Next $5 Billion	0.775%
Over $10 Billion	0.750%

The management fee payable by SB Adjustable Rate Income Portfolio will be reduced from 0.60% to 0.55% for asset values up to $1 billion and will be calculated in accordance with the following breakpoint schedule with the management fee reduced at breakpoints beginning at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Management Fee
First $1 Billion	0.550%
Next $1 Billion	0.525%
Next $3 Billion	0.500%
Next $5 Billion	0.475%
Over $10 Billion	0.450%

Effective November 1, 2005, the management fee payable by Smith Barney Aggressive Growth Portfolio will be reduced from 0.80% to 0.75% for asset levels up to $1 billion and will be calculated in accordance with the following breakpoint schedule with the management fee reduced at breakpoints beginning at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Management Fee
First $1 Billion	0.750%
Next $1 Billion	0.725%
Next $3 Billion	0.700%
Next $5 Billion	0.675%
Over $10 Billion	0.650%

Effective November 1, 2005, the management fee payable by Smith Barney Large Capitalization Growth Portfolio will calculated in accordance with the following breakpoint schedule with the management fee reduced at breakpoints at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Management Fee
First $1 Billion	0.750%
Next $1 Billion	0.725%
Next $3 Billion	0.700%
Next $5 Billion	0.675%
Over $10 Billion	0.650%

Effective November 1, 2005, the management fee payable by Smith Barney Money Market Portfolio will be reduced from 0.50% to 0.45% for asset levels up to $1 billion and will calculated in accordance with the following breakpoint schedule with the management fee reduced at breakpoints at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Management Fee
First $1 Billion	0.450%
Next $1 Billion	0.425%
Next $3 Billion	0.400%
Next $5 Billion	0.375%
Over $10 Billion	0.350%

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